Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest on bank loan	$ 15,637	$ 11,439
Interest on long-term notes	88,681	89,043
Non-cash financing	3,854	4,474
Accretion on asset retirement obligations	10,914	8,682
Financing and interest	$ 119,086	$ 113,638